Note 17 - Restructuring (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes Tables
Restructuring and Related Costs [Table Text Block]
	One-time employee termination benefits	Losses on purchase commitments	Other	Total
Balance as of December 31, 2023	$402	$233	$56	$691
Charges	18	105	—	123
Cash payments	(220)	(2)	(23)	(245)
Balance as of March 31, 2024	$200	$336	$33	$569
Charges	—	—	—	—
Cash payments	(200)	(34)	—	(234)
Balance as of June 30, 2024	$—	$302	$33	$335
	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Cost of revenue	$—	$—	$105	$50
Research and development	—	—	—	503
Sales and marketing	—	45	18	558
General and administrative	—	—	—	187
Total restructuring charges	$—	$45	$123	$1,298

	Twelve months ended December 31, 2023
	One-time employee termination benefits	Inventory and other current asset write-downs	Losses on purchase commitments	Long-lived asset disposals and impairment charges	Other	Total
Cost of revenue	$130	$5,231	$360	$—	$—	$5,721
Research and development	789	—	—	152	—	941
Sales and marketing	2,011	30	—	38	—	2,079
General and administrative	294	—	—	55	123	472
Impairment of long-lived assets	—	—	—	9,940	—	9,940
Total restructuring charges	$3,224	$5,261	$360	$10,185	$123	$19,153

Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
	One-time employee termination benefits	Losses on purchase commitments	Other	Total
Balance as of December 31, 2022	$—	$—	$—	$—
Charges	3,224	360	123	3,707
Cash payments	(2,822)	(127)	(67)	(3,016)
Balance as of December 31, 2023	$402	$233	$56	$691